VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 5.2%
ASX Ltd. 7,533 $ 344,409
Brambles Ltd. 23,720 364,768
WiseTech Global Ltd. 2,446 174,671
883,848
Belgium : 1.0%
Anheuser-Busch InBev SA 2,528 173,322
Underline
Brazil : 2.0%
Ambev SA 138,400 337,768
Underline
Canada : 2.3%
Shopify, Inc. * 1,699 195,563
Toronto-Dominion Bank 2,730 200,393
395,956
China : 12.1%
Alibaba Group Holding Ltd.
(HKD) 11,100 157,130
Baidu, Inc. (HKD) * 15,350 164,504
Inner Mongolia Yili Industrial
Group Co. Ltd. 42,000 163,573
JD.com, Inc. (HKD) 17,400 284,180
SF Holding Co. Ltd. 52,500 357,620
Tencent Holdings Ltd. (HKD) 4,900 315,733
Wuliangye Yibin Co. Ltd. 18,300 303,906
Yum China Holdings, Inc.
(USD) 6,932 309,930
2,056,576
France : 6.1%
Bureau Veritas SA 10,024 340,951
Dassault Aviation SA 479 168,771
Safran SA 578 187,843
Sanofi SA 1,686 162,660
Thales SA 612 180,079
1,040,304
Germany : 4.4%
Rheinmetall AG 198 417,845
Siemens Healthineers AG
144A 5,928 327,943
745,788
Japan : 9.8%
Daifuku Co. Ltd. 6,400 164,145
FANUC Corp. 11,800 319,362
Hoshizaki Corp. 4,600 158,024
Hoya Corp. 2,800 331,521
Kao Corp. † 3,600 160,809
Nabtesco Corp. † 20,300 361,705
Sony Group Corp. 6,700 173,671
1,669,237
Netherlands : 3.8%
Adyen NV 144A * 95 173,863
Koninklijke Philips NV * 5,913 141,491
NXP Semiconductors NV
(USD) 755 164,960
Universal Music Group NV 5,250 169,720
650,034
Number
of Shares Value
New Zealand : 1.0%
Auckland International
Airport Ltd. 35,484 $ 166,832
Underline
Switzerland : 6.6%
Barry Callebaut AG † 122 132,927
Cie Financiere Richemont SA 913 172,216
DSM-Firmenich AG (EUR) 3,017 319,847
Julius Baer Group Ltd. 2,621 177,225
Roche Holding AG 970 315,613
1,117,828
Taiwan : 2.2%
Taiwan Semiconductor
Manufacturing Co. Ltd. 10,000 365,693
Underline
United Kingdom : 8.0%
BAE Systems PLC 6,463 167,452
British American Tobacco
PLC 7,356 349,165
GSK PLC 16,445 313,022
Intertek Group PLC 2,615 170,052
Reckitt Benckiser Group Plc 2,429 165,203
Rentokil Initial PLC 38,027 183,164
1,348,058
United States : 35.5%
Adobe, Inc. * 404 156,300
Agilent Technologies, Inc. 1,312 154,829
Allegion PLC 2,480 357,418
Alphabet, Inc. 1,891 333,251
Blackrock, Inc. 174 182,570
Bristol-Myers Squibb Co. 3,435 159,006
Caterpillar, Inc. 470 182,459
Charles Schwab Corp. 2,136 194,889
Clorox Co. 1,320 158,492
Corteva, Inc. 2,672 199,144
GE HealthCare Technologies,
Inc. 2,348 173,916
Huntington Ingalls
Industries, Inc. 738 178,198
International Flavors &
Fragrances, Inc. 1,959 144,084
MarketAxess Holdings, Inc. 754 168,398
Masco Corp. 4,850 312,146
Meta Platforms, Inc. 257 189,689
Microsoft Corp. 411 204,436
Northrop Grumman Corp. 343 171,493
Oracle Corp. 1,032 225,626
Pfizer, Inc. 6,004 145,537
Salesforce, Inc. 618 168,522
Teradyne, Inc. 1,794 161,317
The Campbell's Co. 4,133 126,676
TransUnion 3,802 334,576
Tyler Technologies, Inc. * 290 171,924
US Bancorp 7,544 341,366
Veeva Systems, Inc. * 684 196,978
Walt Disney Co. 3,035 376,370

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United States (continued)
Workday, Inc. * 665 $ 159,600
6,029,210
Total Common Stocks
Number
of Shares Value
United States (continued)
(Cost: $14,674,500) $ 16,980,454
Total Investments: 100.0%
(Cost: $14,674,500) 16,980,454
Liabilities in excess of other assets: 0.0% (3,362)
NET ASSETS: 100.0% $ 16,977,092
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $416,720.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $501,806, or 3.0% of net assets.